Share-based compensation - Changes in other equity instruments (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	154,794	157,700
Number of outstanding units granted (in units)	26,819	28,159
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	3,617	2,827
Number of outstanding units redeemed (in units)	0	(33,892)
Number of outstanding units cancelled (in units)	0	0
Number of outstanding units, end of period (in units)	185,230	154,794
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	315,355	310,854
Number of outstanding units granted (in units)	140,908	134,080
Number of outstanding units performance factor impact on redemption (in units)	0	0
Number of outstanding units granted in lieu of dividends (in units)	6,865	5,468
Number of outstanding units redeemed (in units)	(104,837)	(118,135)
Number of outstanding units cancelled (in units)	(17,683)	(16,912)
Number of outstanding units, end of period (in units)	340,608	315,355
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units)	601,502	631,122
Number of outstanding units granted (in units)	233,579	234,430
Number of outstanding units performance factor impact on redemption (in units)	79,240	47,473
Number of outstanding units granted in lieu of dividends (in units)	12,485	10,113
Number of outstanding units redeemed (in units)	(273,313)	(297,331)
Number of outstanding units cancelled (in units)	(19,631)	(24,305)
Number of outstanding units, end of period (in units)	633,862	601,502